Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Schedule of Other Current Assets

		December 31,
($ in millions)	Notes	2023	2022
Customer financing receivables, net		147	143
Contract assets	4	56	69
Prepaid expenses		46	44
Income taxes receivable		34	98
Deferred costs		26	23
Other tax receivables		22	28
Value-added tax receivable		21	25
Other		30	37
		382	467

Schedule of Other Non-Current Assets

		December 31,
($ in millions)	Notes	2023	2022
Upfront license fees, net:
Italian Scratch & Win		467	545
Italian Lotto		181	266
New Jersey		48	57
Rhode Island		26	27
Indiana		7	8
		729	903

Contract assets	4	96	81
Customer financing receivables, net		70	76
Deferred income taxes	18	50	38
Other		59	75
		1,004	1,174

Schedule of Capitalized Contract Cost
The upfront license fees are being amortized on a straight-line basis as follows:

Upfront License Fee	License Term	Amortization Start Date
Rhode Island	20 years, 6 months	January 2023
Italian Scratch & Win	9 years	October 2019
Italian Lotto	9 years	December 2016
New Jersey	15 years, 9 months	October 2013
Indiana	16 years, 1 month	June 2015

Schedule of Customer Financing Receivables, Net and Activity in the Allowance for Credit Losses
Customer financing receivables are recorded at amortized cost, net of any allowance for credit losses, and are classified in the Consolidated Balance Sheets as follows:

	December 31, 2023
($ in millions)	Current Assets	Non-Current Assets	Total
Customer financing receivables, gross	178	76	254
Allowance for credit losses	(31)	(6)	(37)
Customer financing receivables, net	147	70	217

	December 31, 2022
($ in millions)	Current Assets	Non-Current Assets	Total
Customer financing receivables, gross	184	87	271
Allowance for credit losses	(42)	(11)	(52)
Customer financing receivables, net	143	76	219
The following table presents the activity in the allowance for credit losses:

	December 31,
($ in millions)	2023	2022	2021
Balance at beginning of year	(52)	(71)	(50)
Benefits (provisions), net	4	8	(29)
Amounts written off as uncollectible	11	10	8
Balance at end of year	(37)	(52)	(71)

Financing Receivable Credit Quality Indicators
The customer financing receivables at amortized cost by year of origination and the geography credit quality indicator at December 31, 2023 are as follows:

	Year of Origination
($ in millions)	2023	2022	2021	2020	Prior	Total
North America	51	15	1	6	3	77
LAC	47	10	6	2	49	114
EMEA & APAC	28	18	10	3	4	64
	125	44	18	11	57	254

The past due balance, which represents installments that are one day or more past their contractual due date, of customer financing receivables at amortized cost and the geography credit quality indicator at December 31, 2023 is as follows:

($ in millions)	North America	LAC	EMEA & APAC	Total
Past due	2	34	11	47
Short-term portion not yet due	48	51	31	131
Long-term portion not yet due	27	28	21	76
	77	114	64	254